Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 97.7%
463,881	Communication Services Select Sector SPDR Fund ETF	$47,492,137
164,654	Consumer Discretionary Select Sector SPDR Fund ETF	38,227,719
307,894	Consumer Staples Select Sector SPDR Fund ETF	24,317,468
201,762	Energy Select Sector SPDR Fund ETF	17,682,422
1,197,502	Financial Select Sector SPDR Fund ETF	61,635,427
362,325	Health Care Select Sector SPDR Fund ETF	53,214,673
250,199	Industrial Select Sector SPDR Fund ETF	34,615,032
186,707	Invesco S&P 500 Equal Weight ETF	33,838,777
261,825	iShares Core S&P 500 ETF	158,315,104
193,409	Real Estate Select Sector SPDR Fund ETF	8,011,001
535,376	Technology Select Sector SPDR Fund ETF	123,570,134
109,310	Utilities Select Sector SPDR Fund ETF	8,513,063
Total Exchange-Traded Funds (Cost $553,784,229)		$609,432,957
Total Investments — 97.7% (Cost $553,784,229)
		$609,432,957
Other Assets less Liabilities — 2.3%		14,518,123

Net Assets — 100.0%		$623,951,080

ETF — Exchange-Traded Fund
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.9%
240,134	SPDR Portfolio Corporate Bond ETF	$6,913,458
17,203	SPDR Portfolio High Yield Bond ETF	409,087
260,275	SPDR Portfolio Intermediate Term Treasury ETF	7,303,317
328,876	SPDR Portfolio Long Term Treasury ETF	8,659,305
508,701	SPDR Portfolio Mortgage Backed Bond ETF	11,003,202
70,457	SPDR Portfolio Short Term Treasury ETF	2,050,299
68,868	Vanguard Total International Bond ETF	3,386,240
Total Exchange-Traded Funds (Cost $39,845,876)		$39,724,908
Total Investments — 99.9% (Cost $39,845,876)
		$39,724,908
Other Assets less Liabilities — 0.1%		52,570

Net Assets — 100.0%		$39,777,478

ETF — Exchange-Traded Fund
SPDR — Standard and Poor's Depositary Receipts

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 98.1%
54,058	Franklin FTSE India ETF	$1,976,901
251,442	Franklin FTSE Japan ETF	7,319,478
65,989	iShares MSCI Australia ETF	1,623,989
72,401	iShares MSCI Canada ETF	2,984,370
21,635	iShares MSCI China ETF	1,047,350
40,291	iShares MSCI France ETF	1,556,441
58,854	iShares MSCI Germany ETF	2,038,114
43,633	iShares MSCI Mexico ETF	2,137,144
49,052	iShares MSCI South Africa ETF	2,146,025
40,668	iShares MSCI South Korea ETF	2,194,852
55,276	iShares MSCI Switzerland ETF	2,740,031
40,478	iShares MSCI Taiwan ETF	2,082,593
83,768	iShares MSCI United Kingdom ETF	2,982,978
Total Exchange-Traded Funds (Cost $32,079,540)		$32,830,266
Total Investments — 98.1% (Cost $32,079,540)
		$32,830,266
Other Assets less Liabilities — 1.9%		628,227

Net Assets — 100.0%		$33,458,493

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International